Consolidated Statements of Income/(Loss) And Comprehensive Income/(Loss) (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Diluted		$ (3.572)	$ (22.230)	$ (137.918)
Diluted	[1]	867,422	266,973	41,591

[1]	Retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022 and October 5, 2023.